INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Financial Information of Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Income and Comprehensive Income
Revenue	$ 7,351	$ 5,400
Cost of sales	5,457	3,971
General and administrative expense	279	236
Finance costs and other	279	185
Earnings attributable to shareholders	1,278	883
Net Income Attributable To Pembina	411	116
Total comprehensive income attributable to shareholders	1,602	887
Comprehensive Income Attributable To Pembina	411	116
Balance Sheet
Current assets	1,013	1,022
Non-current assets	25,651	24,544
Current liabilities	1,490	1,150
Non-current liabilities	10,770	10,575
Joint ventures
Net Income and Comprehensive Income
Revenue	3,605	870
Cost of sales	(1,566)	(377)
General and administrative expense	(171)	(69)
Depreciation and amortization	(511)	(131)
Finance costs and other	(308)	(80)
Earnings attributable to shareholders	1,049	213
Total comprehensive income attributable to shareholders	1,023	208
Balance Sheet
Current assets	838	763
Non-current assets	11,667	11,420
Current liabilities	908	957
Non-current liabilities	$ 5,262	$ 4,978